INTANGIBLE ASSETS - Impairment testing of goodwill (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Groups of CGUs according to operating segments
Goodwill	¥ 3,495,000
Nominal pre-tax cash flow projections period approved by management	5 years	5 years
Estimated growth rate for cash flows beyond approved period	2.00%		2.00%
Pre-tax rate that reflects specific risks related to CGUs and groups of CGUs as discount rate	12.62%		12.62%
Impairment of goodwill	¥ 0	$ 15	¥ 0
Alumina
Groups of CGUs according to operating segments
Goodwill	1,353,368		1,367,989
Alumina | Guangxi Branch
Groups of CGUs according to operating segments
Goodwill	189,419		189,419
Alumina | PT. Nusapati Prima ("PTNP")
Groups of CGUs according to operating segments
Goodwill			14,621
Alumina | Shanxi Huaxing
Groups of CGUs according to operating segments
Goodwill	1,163,949		1,163,949
Primary aluminum
Groups of CGUs according to operating segments
Goodwill	2,141,526		2,141,526
Primary aluminum | Qinghai Branch
Groups of CGUs according to operating segments
Goodwill	217,267		217,267
Primary aluminum | Lanzhou Aluminum Co,. Ltd
Groups of CGUs according to operating segments
Goodwill	¥ 1,924,259		¥ 1,924,259